Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Compensation Expense Recognized for Share-Based Awards Granted
Compensation expense recognized for share-based awards granted by JOYY and Huya, respectively, was as follows:

	For the six months ended June 30,
	2019	2020
	RMB	RMB
Share-based compensation expenses
—Related to JOYY’s Share-based Awards	1,410	—
—Related to Huya Share-based Awards	115,025	218,057

Total	116,435	218,057

Schedule of Share Based Compensation Stock Options Activity
Movements in the number of share options granted and their related weighted average exercise prices are as follows:

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)
As at December 31, 2018	17,520,555	2.5210	8.82
Forfeited	(5,750)	2.5500
Exercised	(714,000)	2.2298

As at June 30, 2019	16,800,805		8.32

As at December 31, 2019	15,251,661	2.5458	7.84
Forfeited	(18,000)	2.5500
Exercised	(1,605,752)	2.5500

As at June 30, 2020	13,627,909		7.37

Expected to vest at June 30, 2020	—	—	—
Exercisable as at June 30, 2020	13,627,909	2.5453	7.37

Summary of Restricted Share Units Activity
The following table summarizes the activity of restricted share units for the six months ended June 30, 2019 and 2020:

	Number of restricted shares	Weighted average grant-date fair value (US$)
Outstanding, December 31, 2018	4,107,185	9.0331
Granted	413,000	21.9009
Forfeited	(62,000)	8.1384
Vested	(465,000)	7.1600

Outstanding, June 30, 2019	3,993,185	10.5960

Outstanding, December 31, 2019	6,279,848	15.4350
Granted	2,126,452	15.7608
Forfeited	(274,570)	16.8622
Vested	(1,540,141)	10.0049

Outstanding, June 30, 2020	6,591,589	16.6036

Expected to vest at June 30, 2020	6,071,452	16.4559

Restricted Stock [Member] | Douyu [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Non-vested Restricted Stock Shares Activity
A summary of
non-vested
restricted share activities during the six months ended June 30, 2020 is presented below:

	Number of shares	Weighted average grant-date fair value
Outstanding as of December 31, 2019	2,049,466	31.50
Vested	(62,105)	31.50
Forfeited (1)	(1,429,906)	31.50
Cancellation (2)	(557,455)	31.50

Outstanding as of June 30, 2020	—	—

(1)
In February 2020, the Group repurchased 1,429,906 shares of unvested restricted shares from one of the Gogo Glocal’s founders with a consideration of US$1 due to the early termination of his requisite employment service, which was considered as a forfeiture of the unvested restricted shares.

(2)
In February 2020, the Group canceled 557,455 unvested restricted shares granted. The corresponding unrecognized share-based compensation expense of RMB7,451,210 was immediately recognized in the condensed consolidated statement of comprehensive income for the six months ended June 30, 2020.

Restricted Stock Units (RSUs) [Member] | Douyu [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Non-vested Restricted Stock Shares Activity
A summary of restricted share unit activities during the six months ended June 30, 2020 is presented below:

	Number of restricted shares	Weighted average grant-date fair value	Weighted average remaining contractual life
		RMB	Years
Outstanding as of December 31, 2019	1,794,586	274.55	2.58
Vested	(347,067)	274.55
Forfeited	(2,881)	274.55

Outstanding as of June 30, 2020	1,444,638	274.55	2.08